FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of detailed information about foreign currency risk (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents		$ 182,175		$ 154,154	$ 256,624	$ 77,696
Advances receivable and prepaids		360,176		345,193
Employee retention allowance		(173,110)		(184,951)	$ (184,159)
Loans	$ (34,992)	(26,759)	$ (34,992)	(27,602)
Amounts held in foreign currencies [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	18,867		167,659
Advances receivable and prepaids	373,964		321,295
Accounts payable and accrued liabilities	(601,665)		(638,137)
Due from related parties	810,109		176,309
Due to related parties	(16,729)		(87,341)
Employee retention allowance	(234,471)		(234,471)
Loans	36,344		(34,993)
Total foreign currency financial assets and liabilities	$ 386,419	$ 285,293	$ (329,678)	$ (260,050)
Foreign exchange rate at December 31	0.7383	0.7383	0.7888	0.7888
Impact of a 10% strengthening of the US $ on net loss	$ 28,529		$ (26,005)